Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of estimated amortization expense of intangible assets
For the year ending December 31,:
2017	$583,500
2018	583,500
2019	138,300
2020	138,300
2021	138,300

Summary of financial liabilities measured at fair value on a recurring basis
	Successor September 30, 2016	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term Investment	$30,014	$—	$30,014	$—
Conversion Option Liabilities	$376,115	$—	$—	$376,115

	Predecessor December 31, 2015	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term Investment	$30,003	$—	$30,003	$—
Warrant Liabilities	$—	$—	$—	$—	(1)
Conversion Option Liabilities	$—	$—	$—	$—	(1)

	December 31, 2015	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$—	$—	$—	$—	(1)
Conversion Option Liabilities	$—	$—	$—	$—	(1)

(1)    De minimis value at December 31, 2015.

	December 31, 2014	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$536,671	$—	$—	$536,671
Conversion Option Liabilities	$110,000	$—	$—	$110,000

Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
	Successor For the Nine Months Ended September 30, 2016	Predecessor For the Nine Months Ended September 30, 2015
Beginning balance	$—	$646,671
Aggregate fair value of conversion option liabilities and warrants issued	394,460	—
Change in fair value related to increase in warrants issued for anti-dilutive adjustment	—	—
Change in fair value of conversion option liabilities and warrants	(18,345)	(646,671)
Ending balance	$376,115	$—

	For the year ended December 31, 2015	For the year ended December 31, 2014
Beginning balance	$646,671	$217,611
Aggregate fair value of conversion option liabilities and warrants issued	—	1,815,529
Change in fair value related to increase in warrants issued for anti-dilutive adjustment	—	745,920
Change in fair value of conversion option liabilities and warrants	(646,671)	(2,132,389)
Ending balance	$—	$646,671